Schedule of Other payables and accruals (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Other payables		$ 15,003
Accrued expenses		3,500
Other payables and accrued expense		18,503
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other payables	$ 1,226,589	816,176	$ 892,292	$ 719,711
Accrued expenses	209,724	48,734	151,710	129,740
Deposit received	15,909	13,511	32,721	106,612
Other payables and accruals	1,452,222		1,076,723
Other payables and accrued expense		$ 878,421		$ 956,063
Alps Global Holding Pubco [Member]
IfrsStatementLineItems [Line Items]
Other payables	8,533		4,303
Accrued expenses	500		2,000
Other payables and accrued expense	$ 9,033		$ 6,303